Held for Sale and Discontinued Operations - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, assets	€ 73,865		€ 77,412
Total estimated fair value, assets	63,638		66,959
Mortgage loans [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, assets	€ 10,156		10,407
Discontinued operations [member] | Held at amortized cost [member] | Borrowings [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, liabilities		€ 5,333	5,227
Total estimated fair value, liabilities		5,059	4,920
Discontinued operations [member] | Held at amortized cost [member] | Investment contract [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, liabilities		11,736	12,179
Total estimated fair value, liabilities		11,448	11,826
Discontinued operations [member] | Held at amortized cost [member] | Mortgage loans [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, assets		15,849	15,385
Total estimated fair value, assets		13,544	13,000
Discontinued operations [member] | Held at amortized cost [member] | Private loans [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, assets		389	500
Total estimated fair value, assets		393	446
Discontinued operations [member] | Held at amortized cost [member] | Other loans [member]
Disclosure of fair value financial assets and liabilities [line items]
Carrying amount, assets		12	3
Total estimated fair value, assets		€ 12	€ 3